Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 3,272	$ 3,921
Accounts receivable, net	26,442	34,597
Inventory	2,436	4,214
Prepaid expenses and other	9,397	4,049
Total current assets	41,547	46,781
Property and equipment, net	708	722
Operating lease right-of-use asset	2,225	2,943
Intangibles, net	32,453	36,485
Investments	2,420	0
Goodwill	13,481	13,481
Other long-term assets	119	897
Total assets	92,953	101,309
Current liabilities:
Accounts payable	52,620	40,954
Accrued payroll	1,505	2,681
Accrued rebates and fees	162,517	89,658
Accrued expenses	2,841	7,408
Current portion of deferred consideration	447	491
Debt, current	34,876	108,429
Purchased revenue liability, current	4,115	0
Current portion of operating lease liabilities	714	759
Total current liabilities	259,635	250,380
Long-term portion of deferred consideration	2,448	2,895
Debt, net of issuance costs	845	17,038
Purchased revenue liability, net of current portion	2,685	0
Derivative liabilities	18,303	1,518
Operating lease liabilities, net of current portion	1,523	2,237
Other long-term liabilities	155	179
Total liabilities	285,594	274,247
Commitments and contingencies (See Note 11)
Stockholders' deficit:
Common stock, $0.0001 par value, 740,000,000 shares authorized; 243,312,885 shares issued and 183,244,300 shares outstanding as of December 31, 2024; 160,084,250 shares issued and 100,015,665 shares outstanding as of December 31, 2023	24	16
Additional paid-in capital	454,591	407,813
Accumulated other comprehensive income	6,317	0
Accumulated deficit	(563,052)	(490,245)
Treasury stock, at cost; 60,068,585 shares as of each of December 31, 2024 and December 31, 2023	(90,522)	(90,522)
Total stockholders' deficit	(192,641)	(172,938)
Total liabilities and stockholders' deficit	92,953	101,309
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value	0	0
Series 1 Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value	$ 1	$ 0